Restricted Share Units (Tables)	6 Months Ended
Apr. 30, 2025
Restricted Share Units [Abstract]
Schedule of Changes in RSUs	The following table summarizes the continuity of RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2023	2,216	$138.55	$96.06

Granted	591,460	1.86	1.36
Exercised	(329,338)	2.22	1.65

Balance, October 31, 2024	264,338	$2.55	$1.80

Granted (i)	540,777	1.60	1.13
Exercised	(559,212)	1.85	1.31

Balance, April 30, 2025 (*)	245,903	$2.06	$1.43

(i)	During the six months ended April 30, 2025, the Company issued 540,777 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $609,196 (2024 - $267,346).

(*)	See note 14 regarding the exercise of RSUs.